General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Professional fees	1,432	1,500	1,390
Salary and related expenses	766	716	545
Director’s fees	241	239	111
Related NASDAQ IPO expenses	-	-	546
Funds raising expenses	260	-	-
Share-based payment	675	1,984	3,696
Insurance expenses	300	557	363
Office maintenance	129	102	91
Depreciation	115	104	84
Travel abroad	100	105	65
Others	45	68	46
Total	4,063	5,375	6,937